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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through April 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                     MID CAP
                                   VALUE FUND

                                   Semiannual
                                     Report

                                     4/30/07

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                               2
Portfolio Management Discussion                                     4
Portfolio Summary                                                   7
Prices and Distributions                                            8
Performance Update                                                  9
Comparing Ongoing Fund Expenses                                    14
Schedule of Investments                                            16
Financial Statements                                               24
Notes to Financial Statements                                      34
Factors Considered by the Independent Trustees in Approving
the Management Contract                                            42
Trustees, Officers and Service Providers                           48

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

The markets were supported by relatively low short-term interest rates and generally strong economies around the globe. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 15% over the twelve months ending April 30, 2007. European and Emerging Markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 18%, respectively. The U.S. bond market, despite growing concerns about the health of the U.S. mortgage industry, gained roughly 8%, as measured by the Lehman Aggregate Bond Index. The High Yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 12%.

The climate for investors continues to appear generally positive. While still strong, the U.S. economy has slowed. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices and rising short-term interest rates, but it is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and U.S. economic growth has slowed, but continuing growth at a slower rate appears more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese

Letter

economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up," led by China, which continues its rise as a world economic power.

While the economic outlook appears generally favorable for investors, sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,
/s/Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07
--------------------------------------------------------------------------------

The domestic equity market staged a robust rally during the six months ended April 30, 2007, as continued improvement in corporate earnings reinforced investor confidence in stocks. In the following discussion, Rod Wright, Pioneer Mid Cap Value Fund's portfolio manager, provides an update on the Fund, its investment strategies, and the factors that influenced performance during the six months.

Q:   How did the Fund perform?

A: Pioneer Mid Cap Value Fund posted strong results, as the higher quality companies that we favor outperformed major market benchmarks. The Fund's Class A shares had a total return of 14.01%, at net asset value, for the six months ended April 30, 2007. During the same period, the Russell Mid-Cap Value Index rose 12.78%, while the broader Standard & Poor's 500 Index was up by 8.60%. The average return of the 314 funds in Lipper's Mid-Cap Value fund category was 12.88% for the six months.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors that influenced results for the six months?

A: The market environment was very supportive for stocks in general, especially for stocks of the higher quality, fundamentally sound corporations that we emphasize. Except for a dramatic - but brief - correction in late February and early March 2007, stock values generally climbed throughout the six months. Strong corporate profit growth was the primary driver of the market's performance, which also was supported by factors such as stable interest rates and reasonably contained inflationary pressures. The Fund was very well positioned for the market environment. Better quality companies had begun outperforming the general market during

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the final half of 2006, and that pattern persisted through April 30, 2007, the end of the period. We maintained a focus on the stocks of corporations with high returns on equity and invested capital; with strong growth and profit records; and with solid balance sheets, strong managements and firm positions within their markets. Our emphasis is on individual stock selection, and we do not make sector decisions based on opinions about market or economic trends. When we do overweight or underweight a sector or industry, it tends to be the result of our security selection process.

Q: What types of investments had the greatest influence on the Fund's results for the six months?

A: Several of our portfolio holdings appreciated in price on the announcements that they were the subjects of pending acquisition plans. These included First Data, a leading processor of financial transactions; Harrah's Entertainment, operator of casinos, hotels and resorts; and Harman International, a producer of high-fidelity audio systems.

     In addition, we had positions in many mid-cap value companies that outperformed the overall market, based on investor recognition of their strong fundamentals. They included our largest position, Unum Group, a major life disability protection insurer. Other companies that posted solid gains included Tesoro, an oil refiner; NRG Energy, an independent electric power producer; Ball, a manufacturer of aluminum cans and other packaging; brewer Molson Coors; and auto parts producer BorgWarner. In general, we had particularly strong selection in the consumer staples, energy, consumer discretionary and utilities sectors. Our very small exposure to real estate investment trusts (REITs) helped when that industry underperformed. However, the fact that we did not own Equity Office Properties hurt relative results, when that REIT was acquired by a private equity fund.

     Holding back fund performance was our investment in technology corporation Advanced Micro Devices (AMD), which suffered in keen competition with giant Intel for market share in semiconductors. We have liquidated our position in AMD. However, we continued to hold another underperforming stock, on-line broker E*Trade, whose stock price remained flat.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07                            (continued)
--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We think the overall stock market remains reasonably priced and many companies have solid prospects for good earnings growth, which historically has been the primary driver of stock performance. Nevertheless, some concerns weigh on the market - including the slumping housing market, the troubled subprime mortgage industry, the weakness of the U.S. dollar and the persistency of inflationary worries. However, we still think there are opportunities to invest in high quality companies with good growth records, strong balance sheets, and reasonable stock valuations.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                     97.0%
Temporary Cash Investments                              3.0%

Sector Distribution
--------------------------------------------------------------------------------
(As of a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                             23.4%
Consumer Discretionary                                 14.1%
Utilities                                              11.7%
Industrials                                            11.4%
Information Technology                                 10.4%
Health Care                                             8.0%
Consumer Staples                                        7.5%
Materials                                               6.4%
Energy                                                  5.7%
Telecommunication Services                              1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Unum Group                                         2.81%
 2. NCR Corp.                                          2.64
 3. Ball Corp.                                         2.25
 4. W.W. Grainger, Inc.                                2.10
 5. The Interpublic Group of Companies, Inc.           1.98
 6. Laboratory Corp. of America Holdings               1.96
 7. E*TRADE Financial Corp.                            1.96
 8. Loews Corp. Carolina Group                         1.90
 9. NRG Energy, Inc.                                   1.89
10. Kroger Co.                                         1.89

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class          4/30/07         10/31/06
 -----          -------         --------
   A            $25.08           $25.33
   B            $21.29           $22.00
   C            $21.12           $21.84
   R            $24.78           $25.06
   Y            $26.12           $26.31

 Class         12/10/06         10/31/06
 -----         --------         --------
Investor        $23.06           $25.40

Distributions Per Share
--------------------------------------------------------------------------------

                            11/1/06 - 4/30/07
                            -----------------
            Net Investment     Short-Term       Long-Term
 Class          Income        Capital Gains    Capital Gains
 -----          ------        -------------    -------------
   A            $0.1017          $0.4697          $2.8348
   B            $     -          $0.4697          $2.8348
   C            $     -          $0.4697          $2.8348
   R            $0.0814          $0.4697          $2.8348
   Y            $0.2084          $0.4697          $2.8348

                           11/1/06 - 12/10/06
                           ------------------
            Net Investment     Short-Term       Long-Term
 Class          Income        Capital Gains    Capital Gains
 -----          ------        -------------    -------------
Investor        $     -          $0.4697          $2.8348


Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2007)

                                         Net Asset     Public Offering
Period                                  Value (NAV)      Price (POP)
10 Years                                   11.72%           11.06%
5 Years                                    13.14            11.80
1 Year                                     17.20            10.48
----------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                                            Gross             Net
                                            1.07%            1.07%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                        Pioneer Mid Cap   Russell Midcap
                                          Value Fund        Value Index
4/97                                        $ 9,425           $10,000
4/98                                        $12,406           $14,096
4/99                                        $11,397           $14,363
4/00                                        $12,052           $13,718
4/01                                        $14,780           $16,407
4/02                                        $15,400           $17,788
4/03                                        $13,209           $15,388
4/04                                        $18,069           $20,763
4/05                                        $20,955           $24,979
4/06                                        $24,355           $31,160
4/07                                        $28,545           $37,285

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2007)

                                            If                If
Period                                     Held            Redeemed
10 Years                                   10.78%           10.78%
5 Years                                    12.12            12.12
1 Year                                     16.15            12.19
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                                            Gross             Net
                                            1.98%            1.98%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                        Pioneer Mid Cap   Russell Midcap
                                          Value Fund        Value Index
4/97                                        $10,000           $10,000
4/98                                        $13,073           $14,096
4/99                                        $11,915           $14,363
4/00                                        $12,497           $13,718
4/01                                        $15,203           $16,407
4/02                                        $15,716           $17,788
4/03                                        $13,368           $15,388
4/04                                        $18,122           $20,763
4/05                                        $20,820           $24,979
4/06                                        $23,971           $31,160
4/07                                        $27,844           $37,285

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2007)

                                            If               If
Period                                     Held           Redeemed
10 Years                                   10.77%           10.77%
5 Years                                    12.16            12.16
1 Year                                     16.24            16.24
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                                            Gross             Net
                                            1.89%            1.89%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                        Pioneer Mid Cap   Russell Midcap
                                          Value Fund        Value Index
4/97                                        $10,000           $10,000
4/98                                        $13,067           $14,096
4/99                                        $11,901           $14,363
4/00                                        $12,476           $13,718
4/01                                        $15,161           $16,407
4/02                                        $15,668           $17,788
4/03                                        $13,320           $15,388
4/04                                        $18,048           $20,763
4/05                                        $20,757           $24,979
4/06                                        $23,925           $31,160
4/07                                        $27,810           $37,285

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2007)

                                            If                If
Period                                     Held            Redeemed
10 Years                                   11.32%           11.32%
5 Years                                    12.88            12.88
1 Year                                     16.97            16.97
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                                            Gross             Net
                                            1.37%            1.37%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                        Pioneer Mid Cap   Russell Midcap
                                          Value Fund        Value Index
4/97                                        $10,000           $10,000
4/98                                        $13,101           $14,096
4/99                                        $11,974           $14,363
4/00                                        $12,599           $13,718
4/01                                        $15,375           $16,407
4/02                                        $15,940           $17,788
4/03                                        $13,610           $15,388
4/04                                        $18,603           $20,763
4/05                                        $21,552           $24,979
4/06                                        $24,979           $31,160
4/07                                        $29,219           $37,285

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2007)

                                            If                If
Period                                     Held            Redeemed
10 Years                                   12.20%           12.20%
5 Years                                    13.69            13.69
1 Year                                     17.67            17.67
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                                           Gross              Net
                                            0.61%            0.61%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                        Pioneer Mid Cap   Russell Midcap
                                          Value Fund        Value Index
4/97                                        $10,000           $10,000
4/98                                        $13,166           $14,096
4/99                                        $12,148           $14,363
4/00                                        $12,909           $13,718
4/01                                        $15,906           $16,407
4/02                                        $16,652           $17,788
4/03                                        $14,355           $15,388
4/04                                        $19,733           $20,763
4/05                                        $23,028           $24,979
4/06                                        $26,875           $31,160
4/07                                        $31,623           $37,285

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 4/30/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from November 1, 2006 through April 30, 2007.**

Share Class               A            B            C        Investor         R            Y
------------------------------------------------------------------------------------------------
Beginning Account     $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 11/1/06
Ending Account        $1,140.10    $1,134.70    $1,135.20    $1,044.80    $1,139.40    $1,141.80
Value (after
expenses)
4/30/07**
Expenses Paid         $    5.52    $   10.53    $    9.85    $    0.94    $    6.31    $    3.72
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.99%, 1.86%, 0.84%, 1.19% and 0.70% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period) (40/365 for Investor Class shares).

**   12/10/06 for Investor Class shares.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2006 through April 30, 2007.**

Share Class               A            B            C        Investor         R            Y
------------------------------------------------------------------------------------------------
Beginning Account     $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 11/01/06
Ending Account        $1,019.64    $1,014.93    $1,015.57    $1,004.56    $1,018.89    $1,021.32
Value (after
expenses)
4/30/07**
Expenses Paid         $    5.21    $    9.94    $    9.30    $    0.92    $    5.96    $    3.51
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.99%, 1.86%, 0.84%, 1.19% and 0.70% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period) (40/365 for Investor Class shares).

**   12/10/06 for Investor Class shares.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                              Value
              COMMON STOCKS - 98.6%
              Energy - 5.7%
              Coal & Consumable Fuels - 0.9%
 1,000,000    Massey Energy Co.                                 $  26,930,000
                                                                -------------
              Integrated Oil & Gas - 0.9%
   425,000    Hess Corp.                                        $  24,118,750
                                                                -------------
              Oil & Gas Equipment & Services - 1.0%
   525,000    Weatherford International, Inc.*                  $  27,557,250
                                                                -------------
              Oil & Gas Exploration & Production - 1.8%
   556,400    Plains Exploration and Product*                   $  26,145,236
   625,000    Southwestern Energy Co.*                             26,250,000
                                                                -------------
                                                                $  52,395,236
                                                                -------------
              Oil & Gas Refining & Marketing - 1.1%
   250,000    Tesoro Petroleum Corp.                            $  30,300,000
                                                                -------------
              Total Energy                                      $ 161,301,236
                                                                -------------
              Materials - 6.2%
              Diversified Metals & Mining - 0.8%
   350,000    Freeport-McMoRan Copper & Gold, Inc. (Class B)    $  23,506,000
                                                                -------------
              Industrial Gases - 1.8%
   675,000    Air Products & Chemicals, Inc.                    $  51,637,500
                                                                -------------
              Metal & Glass Containers - 2.2%
 1,250,000    Ball Corp.                                        $  63,362,500
                                                                -------------
              Specialty Chemicals - 1.4%
   825,000    International Flavor & Fragrances, Inc.           $  40,152,750
                                                                -------------
              Total Materials                                   $ 178,658,750
                                                                -------------
              Capital Goods - 6.6%
              Aerospace & Defense - 1.3%
   425,000    L-3 Communications Holdings, Inc.                 $  38,220,250
                                                                -------------
              Construction & Engineering - 0.6%
   850,000    KBR, Inc.*                                        $  17,561,000
                                                                -------------
              Electrical Component & Equipment - 1.6%
   850,000    Thomas & Betts Corp.*                             $  46,308,000
                                                                -------------
              Industrial Conglomerates - 0.2%
   200,000    Tyco International, Ltd.                          $   6,526,000
                                                                -------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                          Value
              Industrial Machinery - 0.8%
   550,000    Crane Co.                                     $  23,380,500
                                                            -------------
              Trading Companies & Distributors - 2.1%
   716,018    W.W. Grainger, Inc.                           $  59,157,407
                                                            -------------
              Total Capital Goods                           $ 191,153,157
                                                            -------------
              Commercial Services & Supplies - 3.5%
              Diversified Commercial Services - 1.4%
 1,000,000    Equifax, Inc.                                 $  39,800,000
                                                            -------------
              Environmental & Facilities Services - 2.1%
 1,175,000    Republic Services, Inc.                       $  32,817,750
   750,000    Waste Management, Inc.                           28,057,500
                                                            -------------
                                                            $  60,875,250
                                                            -------------
              Total Commercial Services & Supplies          $ 100,675,250
                                                            -------------
              Transportation - 1.1%
              Railroads - 1.1%
   700,000    CSX Corp.                                     $  30,219,000
                                                            -------------
              Total Transportation                          $  30,219,000
                                                            -------------
              Automobiles & Components - 1.2%
              Auto Parts & Equipment - 1.2%
   425,000    BorgWarner, Inc.                              $  33,111,750
                                                            -------------
              Total Automobiles & Components                $  33,111,750
                                                            -------------
              Consumer Durables & Apparel - 2.5%
              Consumer Electronics - 1.3%
   300,000    Harman International Industries, Inc. (b)     $  36,567,000
                                                            -------------
              Housewares & Specialties - 1.2%
   450,000    Fortune Brands, Inc.                          $  36,045,000
                                                            -------------
              Total Consumer Durables & Apparel             $  72,612,000
                                                            -------------
              Consumer Services - 4.2%
              Casinos & Gaming - 1.6%
   550,000    Harrah's Entertainment, Inc.                  $  46,915,000
                                                            -------------
              Education Services - 1.3%
   775,000    Apollo Group, Inc.*                           $  36,657,500
                                                            -------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                         Value
              Hotels, Resorts & Cruise Lines - 1.3%
   750,000    Carnival Corp.                               $  36,667,500
                                                           -------------
              Total Consumer Services                      $ 120,240,000
                                                           -------------
              Media - 3.5%
              Advertising - 2.0%
 4,400,000    The Interpublic Group of Companies, Inc.*    $  55,792,000
                                                           -------------
              Broadcasting & Cable Television - 0.6%
   650,000    Entercom Communications Corp. (b)            $  18,031,000
                                                           -------------
              Movies & Entertainment - 0.9%
   600,000    Viacom, Inc. (Class B)*                      $  24,750,000
                                                           -------------
              Total Media                                  $  98,573,000
                                                           -------------
              Retailing - 2.5%
              Apparel Retail - 0.4%
   600,000    Gap, Inc.                                    $  10,770,000
                                                           -------------
              Department Stores - 2.1%
   350,000    J.C. Penney Co., Inc.                        $  27,681,500
   175,000    Sears Holdings Corp.*(b)                        33,409,250
                                                           -------------
                                                           $  61,090,750
                                                           -------------
              Total Retailing                              $  71,860,750
                                                           -------------
              Food & Drug Retailing - 3.2%
              Food Retail - 3.2%
 1,800,000    Kroger Co.                                   $  53,118,000
   900,000    Safeway, Inc.                                   32,670,000
   400,000    Winn-Dixie Stores, Inc.*                         6,940,000
                                                           -------------
                                                           $  92,728,000
                                                           -------------
              Total Food & Drug Retailing                  $  92,728,000
                                                           -------------
              Food, Beverage & Tobacco - 4.2%
              Brewers - 1.0%
   300,000    Molson Coors Brewing Co. (Class B)           $  28,284,000
                                                           -------------
              Packaged Foods & Meats - 1.3%
   625,000    William Wrigley Jr. Co.                      $  36,800,000
                                                           -------------
              Tobacco - 1.9%
   700,000    Loews Corp. Carolina Group                   $  53,571,000
                                                           -------------
              Total Food, Beverage & Tobacco               $ 118,655,000
                                                           -------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                       Value
              Health Care Equipment & Services - 6.7%
              Health Care Equipment - 0.8%
 1,400,000    Boston Scientific Corp.*                   $  21,616,000
                                                         -------------
              Health Care Services - 1.9%
   700,000    Laboratory Corp. of America Holdings*      $  55,258,000
                                                         -------------
              Health Care Supplies - 1.5%
   827,445    Cooper Co., Inc.                           $  42,282,440
                                                         -------------
              Managed Health Care - 2.5%
   950,000    Aetna, Inc.                                $  44,536,000
   175,000    CIGNA Corp.                                   27,228,250
                                                         -------------
                                                         $  71,764,250
                                                         -------------
              Total Health Care Equipment & Services     $ 190,920,690
                                                         -------------
              Pharmaceuticals & Biotechnology - 1.2%
              Life Sciences Tools & Services - 0.5%
   550,000    PerkinElmer, Inc.                          $  13,310,000
                                                         -------------
              Pharmaceuticals - 0.7%
   350,000    Eli Lilly & Co.                            $  20,695,500
                                                         -------------
              Total Pharmaceuticals & Biotechnology      $  34,005,500
                                                         -------------
              Banks - 5.5%
              Regional Banks - 3.9%
   650,000    Key Corp.                                  $  23,192,000
   370,443    Marshall & Ilsley Corp.                       17,788,672
   500,000    PNC Bank Corp.                                37,050,000
   400,000    Zions Bancorporation                          32,720,000
                                                         -------------
                                                         $ 110,750,672
                                                         -------------
              Thrifts & Mortgage Finance - 1.6%
 1,500,000    Hudson City Bancorp, Inc.                  $  19,980,000
   550,000    The PMI Group, Inc.                           26,658,500
                                                         -------------
                                                         $  46,638,500
                                                         -------------
              Total Banks                                $ 157,389,172
                                                         -------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                                Value
              Diversified Financials - 6.6%
              Asset Management & Custody Banks - 3.6%
 1,100,000    Federated Investors, Inc.                           $  41,976,000
   300,000    Janus Capital Group, Inc.*                              7,506,000
   525,000    Legg Mason, Inc.                                       52,074,750
                                                                  -------------
                                                                  $ 101,556,750
                                                                  -------------
              Consumer Finance - 1.1%
   850,000    The First Marblehead Corp. (b)                      $  30,812,500
                                                                  -------------
              Investment Banking & Brokerage - 1.9%
 2,500,000    E*TRADE Financial Corp.*                            $  55,200,000
                                                                  -------------
              Total Diversified Financials                        $ 187,569,250
                                                                  -------------
              Insurance - 8.1%
              Insurance Brokers - 1.1%
   800,000    Aon Corp.                                           $  31,000,000
                                                                  -------------
              Life & Health Insurance - 2.8%
 3,175,000    Unum Group (b)                                      $  78,994,000
                                                                  -------------
              Multi-Line Insurance - 0.7%
   600,000    Genworth Financial Inc.                             $  21,894,000
                                                                  -------------
              Property & Casualty Insurance - 2.7%
   500,000    Ambac Financial Group, Inc.                         $  45,900,000
 1,400,000    Progressive Corp.                                      32,298,000
                                                                  -------------
                                                                  $  78,198,000
                                                                  -------------
              Reinsurance - 0.8%
   650,000    Platinum Underwriter Holdings, Ltd.                 $  22,243,000
                                                                  -------------
              Total Insurance                                     $ 232,329,000
                                                                  -------------
              Real Estate - 2.9%
              Industrial Real Estate Investment Trusts - 1.0%
   425,000    ProLogis Trust                                      $  27,540,000
                                                                  -------------
              Mortgage Real Estate Investment Trusts - 1.0%
 1,782,704    Annaly Capital Management, Inc.                     $  28,362,822
                                                                  -------------
              Specialized Real Estate Investment Trusts - 0.9%
 1,000,000    Host Hotels & Resorts, Inc.                         $  25,640,000
                                                                  -------------
              Total Real Estate                                   $  81,542,822
                                                                  -------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                            Value
              Software & Services - 2.0%
              Data Processing & Outsourced Services - 1.5%
 1,306,800    First Data Corp.                                $  42,340,320
                                                              -------------
              Systems Software - 0.5%
   800,000    Symantec Corp.*                                 $  14,080,000
                                                              -------------
              Total Software & Services                       $  56,420,320
                                                              -------------
              Technology Hardware & Equipment - 7.2%
              Communications Equipment - 2.4%
 1,275,000    Andrew Corp.*(b)                                $  13,923,000
 1,700,000    Juniper Networks, Inc.*                            38,012,000
 1,500,000    Tellabs, Inc.*                                     15,930,000
                                                              -------------
                                                              $  67,865,000
                                                              -------------
              Computer Hardware - 2.6%
 1,475,000    NCR Corp.*                                      $  74,340,000
                                                              -------------
              Computer Storage & Peripherals - 1.0%
   775,000    Imation Corp.                                   $  28,605,250
                                                              -------------
              Office Electronics - 1.2%
 1,800,000    Xerox Corp.*                                    $  33,300,000
                                                              -------------
              Total Technology Hardware & Equipment           $ 204,110,250
                                                              -------------
              Semiconductors - 1.1%
              Semiconductors - 1.1%
 1,200,000    National Semiconductor Corp.                    $  31,560,000
                                                              -------------
              Total Semiconductors                            $  31,560,000
                                                              -------------
              Telecommunication Services - 1.3%
              Wireless Telecommunication Services - 1.3%
 1,900,000    Sprint Nextel Corp. (b)                         $  38,057,000
                                                              -------------
              Total Telecommunication Services                $  38,057,000
                                                              -------------
              Utilities - 11.5%
              Electric Utilities - 5.6%
   700,000    American Electric Power Co., Inc.               $  35,154,000
   824,400    Edison International                               43,157,340
   550,000    Firstenergy Corp.                                  37,642,000
 1,000,000    PPL Corp.                                          43,610,000
                                                              -------------
                                                              $ 159,563,340
                                                              -------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                                   Value
              Gas Utilities - 1.7%
   500,000    Questar Corp.                                         $   48,565,000
                                                                    --------------
              Independent Power Producer & Energy Traders - 1.9%
   675,000    NRG Energy, Inc.*                                     $   53,298,000
                                                                    --------------
              Multi-Utilities - 2.3%
   775,000    NSTAR                                                 $   27,822,500
   459,600    Public Service Enterprise Group, Inc.                     39,732,420
                                                                    --------------
                                                                    $   67,554,920
                                                                    --------------
              Total Utilities                                       $  328,981,260
                                                                    --------------
              TOTAL COMMON STOCKS
              (Cost $2,296,205,332)                                 $2,812,673,157
                                                                    --------------

Principal
Amount ($)
              TEMPORARY CASH INVESTMENTS - 3.0%
              Repurchase Agreement - 0.8%
23,200,000    UBS Warburg, Inc., 5.1%, dated 4/30/07,
              repurchase price of $23,200,000 plus
              accrued interest on 5/1/07 collateralized
              by $23,635,000 U.S. Treasury Note,
              3.875%, 5/15/09                                       $   23,200,000
                                                                    --------------

    Shares
              Time Deposits - 2.2%
21,116,971    Dresdner Bank AG, 5.31%                               $   21,116,971
41,213,181    Rabobank Nederland N.V., 5.3%                             41,213,181
 1,467,342    Royal Bank of Canada, 5.3%                                 1,467,342
                                                                    --------------
                                                                    $   63,797,494
                                                                    --------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $86,997,495)                                    $   86,997,494
                                                                    --------------
              TOTAL INVESTMENT IN SECURITIES - 101.6%
              (Cost $2,383,202,827) (a)                             $2,899,670,651
                                                                    --------------
              OTHER ASSETS AND LIABILITIES - (1.6)%                 $  (45,391,811)
                                                                    --------------
              TOTAL NET ASSETS - 100.0%                             $2,854,278,840
                                                                    ==============

22 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Non-income producing security.

(a) At April 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,388,328,365 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                         $542,938,915
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                          (31,596,629)
                                                                              ------------
     Net unrealized gain                                                      $511,342,286
                                                                              ============

(b)  At April 30, 2007, the following securities were out on loan:

      Shares    Security                                                             Value
      76,953    Andrew Corp.*                                                 $    840,327
      61,350    Entercom Communications Corp.                                    1,701,849
     593,980    The First Marblehead Corp.                                      21,531,775
       6,882    Harman International Industries, Inc.                              838,847
     142,295    Sears Holdings Corp.*                                           27,165,538
     313,896    Sprint Nextel Corp.                                              6,287,337
     130,500    Unum Group                                                       3,246,840
                                                                              ------------
                Total                                                         $ 61,612,513
                                                                              ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2007 aggregated $735,724,002 and $915,058,954, respectively.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $61,612,513) (cost $2,383,202,827)                        $2,899,670,651
  Receivables -
    Investment securities sold                                    37,122,882
    Fund shares sold                                               3,313,990
    Dividends, interest and foreign taxes withheld                 1,555,662
  Other                                                              188,754
                                                              --------------
     Total assets                                             $2,941,851,939
                                                              --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $   17,192,052
    Fund shares repurchased                                        3,663,823
    Upon return of securities loaned                              63,797,494
  Due to bank                                                      1,920,068
  Due to affiliates                                                  921,074
  Accrued expenses                                                    78,588
                                                              --------------
     Total liabilities                                        $   87,573,099
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $2,245,642,760
  Undistributed net investment income                              2,269,541
  Accumulated net realized gain on investments                    89,898,715
  Net unrealized gain on investments                             516,467,824
                                                              --------------
     Total net assets                                         $2,854,278,840
                                                              ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,101,833,402/83,814,524 shares)         $        25.08
                                                              ==============
  Class B (based on $167,875,274/7,886,298 shares)            $        21.29
                                                              ==============
  Class C (based on $195,100,072/9,237,602 shares)            $        21.12
                                                              ==============
  Class R (based on $57,945,501/2,338,768 shares)             $        24.78
                                                              ==============
  Class Y (based on $331,524,591/12,691,555 shares)           $        26.12
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($25.08 [divided by] 94.25%)                        $        26.61
                                                              ==============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $6,882)    $18,397,417
  Interest                                                 1,427,332
  Income from securities loaned, net                          63,235
                                                         -----------
     Total investment income                                               $ 19,887,984
                                                                           ------------
EXPENSES:
  Management fees
   Basic Fee                                             $ 9,453,212
   Performance Adjustment                                 (1,964,859)
  Transfer agent fees and expenses
   Class A                                                 1,983,981
   Class B                                                   334,893
   Class C                                                   256,077
   Investor Class                                             20,914
   Class R                                                    18,953
   Class Y                                                   157,936
  Distribution fees
   Class A                                                 2,493,174
   Class B                                                   821,309
   Class C                                                   936,247
   Class R                                                   126,652
  Administrative reimbursements                              290,027
  Custodian fees                                              45,532
  Registration fees                                          100,000
  Professional fees                                           64,680
  Printing expense                                            65,457
  Fees and expenses of nonaffiliated trustees                 21,428
  Miscellaneous                                               17,935
                                                         -----------
     Total expenses                                                        $ 15,243,548
     Less fees paid indirectly                                                 (141,619)
                                                                           ------------
     Net expenses                                                          $ 15,101,929
                                                                           ------------
       Net investment income                                               $  4,786,055
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $ 95,041,971
                                                                           ------------
  Change in net unrealized gain on investments                             $257,309,571
                                                                           ------------
  Net gain on investments                                                  $352,351,542
                                                                           ------------
  Net increase in net assets resulting from operations                     $357,137,597
                                                                           ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/07 and the Year Ended 10/31/06

                                                           Six Months
                                                             Ended           Year Ended
                                                            4/30/07           10/31/06
                                                          (unaudited)
FROM OPERATIONS:
Net investment income                                    $    4,786,055    $     11,319,312
Net realized gain on investments                             95,041,971         353,159,253
Change in net unrealized gain on investments                257,309,571          21,854,311
                                                         --------------    ----------------
    Net increase in net assets resulting
     from operations                                     $  357,137,597    $    386,332,876
                                                         --------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.10 and $0.02 per share, respectively)    $   (8,904,124)   $     (1,785,086)
    Investor Class ($0.00 and $0.05 per share,
     respectively)                                                    -            (142,914)
    Class R ($0.08 and $0.02 per share, respectively)          (163,640)            (23,622)
    Class Y ($0.21 and $0.11 per share, respectively)        (2,684,105)         (1,309,598)
Net realized gain:
    Class A ($3.30 and $0.85 per share, respectively)      (249,231,183)        (74,063,394)
    Class B ($3.30 and $0.85 per share, respectively)       (24,715,474)         (8,221,025)
    Class C ($3.30 and $0.85 per share, respectively)       (28,270,849)         (7,923,503)
    Investor Class ($3.30 and $0.85 per share,
     respectively)                                           (7,692,395)         (2,348,004)
    Class R ($3.30 and $0.85 per share, respectively)        (5,657,035)           (763,737)
    Class Y ($3.30 and $0.85 per share, respectively)       (38,852,304)        (10,073,717)
                                                         --------------    ----------------
     Total distributions to shareowners                  $ (366,171,109)   $   (106,654,600)
                                                         --------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  294,804,386    $    635,427,260
Reinvestment of distributions                               309,798,488          86,716,751
Cost of shares repurchased                                 (437,717,912)     (1,002,627,314)
                                                         --------------    ----------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                        $  166,884,962    $   (280,483,303)
                                                         --------------    ----------------
    Net increase (decrease) in net assets                $  157,851,450    $       (805,027)
NET ASSETS:
Beginning of period                                       2,696,427,390       2,697,232,417
                                                         --------------    ----------------
End of period                                            $2,854,278,840    $  2,696,427,390
                                                         --------------    ----------------
Undistributed net investment income                      $    2,269,541    $      9,235,355
                                                         ==============    ================

26 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares       '07 Amount        '06 Shares       '06 Amount
                                   (unaudited)     (unaudited)
CLASS A
Shares sold                          6,745,721    $  160,033,972       16,731,441    $  396,039,702
Reinvestment of distributions       10,128,810       228,797,689        2,887,262        66,309,165
Conversion from Investor
  Class Shares                       2,648,752        60,868,325                -                 -
Less shares repurchased            (12,549,618)     (299,138,821)     (28,492,107)     (679,064,757)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)          6,973,665    $  150,561,165       (8,873,404)   $ (216,715,890)
                                   ===========    ==============      ===========    ==============
CLASS B
Shares sold                            608,619    $   12,404,260          989,428    $   20,573,797
Reinvestment of distributions        1,165,360        22,328,322          365,505         7,342,377
Less shares repurchased             (1,446,871)      (29,322,095)      (3,541,862)      (73,714,179)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)            327,108    $    5,410,487       (2,186,929)   $  (45,798,005)
                                   ===========    ==============      ===========    ==============
CLASS C
Shares sold                          1,071,125    $   21,446,987        2,402,694    $   49,532,486
Reinvestment of distributions        1,162,771        22,092,684          300,512         5,989,127
Less shares repurchased             (1,643,883)      (33,061,168)      (3,249,785)      (67,112,143)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)            590,013    $   10,478,503         (546,579)   $  (11,590,530)
                                   ===========    ==============      ===========    ==============
INVESTOR CLASS
Shares sold                                  -    $            -                -    $            -
Reinvestment of distributions          330,088         7,480,413          106,415         2,451,591
Conversion to Class A Shares        (2,639,642)      (60,868,325)               -                 -
Less shares repurchased                (56,435)       (1,406,561)        (523,570)      (12,546,274)
                                   -----------    --------------      -----------    --------------
    Net decrease                    (2,365,989)   $  (54,794,473)        (417,155)   $  (10,094,683)
                                   ===========    ==============      ===========    ==============
CLASS R
Shares sold                            705,028    $   16,418,755        1,270,654    $   29,919,093
Reinvestment of distributions          244,399         5,454,111           31,508           718,012
Less shares repurchased               (329,859)       (7,772,284)        (363,752)       (8,598,778)
                                   -----------    --------------      -----------    --------------
    Net increase                       619,568    $   14,100,582          938,410    $   22,038,327
                                   ===========    ==============      ===========    ==============
CLASS Y
Shares sold                          3,362,713    $   84,500,412        5,663,318    $  139,362,182
Reinvestment of distributions        1,002,036        23,645,269          163,759         3,906,479
Less shares repurchased             (2,752,657)      (67,016,983)      (6,522,848)     (161,591,183)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)          1,612,092    $   41,128,698         (695,771)   $  (18,322,522)
                                   ===========    ==============      ===========    ==============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended          Year         Year         Year         Year       Year
                                                          4/30/07        Ended        Ended        Ended        Ended      Ended
                                                        (unaudited)     10/31/06     10/31/05     10/31/04     10/31/03   10/31/02
CLASS A
Net asset value, beginning of period                    $    25.33     $    22.84   $    25.57   $    22.25   $    16.93  $  19.29
                                                        ----------     ----------   ----------   ----------   ----------  --------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $     0.04     $     0.12   $     0.04   $     0.01   $     0.04  $  (0.02)
 Net realized and unrealized gain (loss) on investments       3.11           3.24         2.86         3.83         5.28     (0.97)
                                                        ----------     ----------   ----------   ----------   ----------  --------
   Net increase (decrease) from investment operations   $     3.15     $     3.36   $     2.90   $     3.84   $     5.32  $  (0.99)
Distributions to shareowners:
 Net investment income                                       (0.10)         (0.02)           -            -            -         -
 Net realized gain                                           (3.30)         (0.85)       (5.63)       (0.52)           -     (1.37)
                                                        ----------     ----------   ----------   ----------   ----------  --------
Net increase (decrease) in net asset value              $    (0.25)    $     2.49   $    (2.73)  $     3.32   $     5.32  $  (2.36)
                                                        ----------     ----------   ----------   ----------   ----------  --------
Net asset value, end of period                          $    25.08     $    25.33   $    22.84   $    25.57   $    22.25  $  16.93
                                                        ==========     ==========   ==========   ==========   ==========  ========
Total return*                                                14.01%         15.11%       11.90%       17.65%       31.42%    (5.99)%
Ratio of net expenses to average net assets+                  1.05%**        1.08%        1.10%        1.21%        1.37%     1.30%
Ratio of net investment income (loss) to average              0.42%**        0.46%        0.16%        0.05%        0.24%    (0.09)%
  net assets+
Portfolio turnover rate                                         56%**          91%          74%          59%          58%       65%
Net assets, end of period (in thousands)                $2,101,833     $1,946,583   $1,957,797   $1,547,823   $1,208,400  $890,856
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.04%**        1.07%        1.10%        1.21%        1.37%     1.30%
 Net investment income (loss)                                 0.43%**        0.47%        0.16%        0.05%        0.24%    (0.09)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

28 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended          Year       Year        Year        Year        Year
                                                        4/30/07       Ended      Ended       Ended       Ended       Ended
                                                      (unaudited)    10/31/06   10/31/05    10/31/04    10/31/03    10/31/02
CLASS B
Net asset value, beginning of period                   $  22.00      $ 20.10    $  23.32    $  20.48    $  15.72    $  18.14
                                                       --------      -------    --------    --------    --------    --------
Increase (decrease) from investment operations:
 Net investment loss                                   $  (0.06)     $ (0.11)   $  (0.17)   $  (0.22)   $  (0.13)   $  (0.18)
 Net realized and unrealized gain (loss) on investments    2.65         2.86        2.58        3.55        4.89       (0.87)
                                                       --------      -------    --------    --------    --------    --------
   Net increase (decrease) from investment operations  $   2.59      $  2.75    $   2.41    $   3.33    $   4.76    $  (1.05)
Distributions to shareowners:
 Net realized gain                                        (3.30)       (0.85)      (5.63)      (0.49)          -       (1.37)
                                                       --------      -------    --------    --------    --------    --------
Net increase (decrease) in net asset value             $  (0.71)     $  1.90    $  (3.22)   $   2.84    $   4.76    $  (2.42)
                                                       --------      -------    --------    --------    --------    --------
Net asset value, end of period                         $  21.29      $ 22.00    $  20.10    $  23.32    $  20.48    $  15.72
                                                       ========      =======    ========    ========    ========    ========
Total return*                                             13.47%       14.09%      10.81%      16.64%      30.28%      (6.75)%
Ratio of net expenses to average net assets+               2.01%**      2.00%       2.06%       2.13%       2.22%       2.10%
Ratio of net investment loss to average net assets+       (0.53)%**    (0.46)%     (0.80)%     (0.86)%     (0.61)%     (0.89)%
Portfolio turnover rate                                      56%**         91%        74%         59%         58%         65%
Net assets, end of period (in thousands)               $167,875      $166,294   $195,916    $208,844    $241,313    $264,881
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.99%**      1.98%       2.06%       2.13%       2.22%       2.10%
 Net investment loss                                      (0.51)%**    (0.44)%     (0.80)%     (0.86)%     (0.61)%     (0.89)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 29

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended          Year        Year        Year        Year        Year
                                                        4/30/07        Ended       Ended       Ended        Ended      Ended
                                                       (unaudited)    10/31/06    10/31/05    10/31/04    10/31/03    10/31/02
CLASS C
Net asset value, beginning of period                    $  21.84      $  19.94    $  23.15    $  20.34    $  15.61    $  18.04
                                                        --------      --------    --------    --------    --------    --------
Increase (decrease) from investment operations:
 Net investment loss                                    $  (0.05)     $  (0.08)   $  (0.11)   $  (0.16)   $  (0.10)   $  (0.16)
 Net realized and unrealized gain (loss) on investments     2.63          2.83        2.53        3.46        4.83       (0.90)
                                                        --------      --------    --------    --------    --------    --------
   Net increase (decrease) from investment operations   $   2.58      $   2.75    $   2.42    $   3.30    $   4.73    $  (1.06)
Distributions to shareowners:
 Net realized gain                                         (3.30)        (0.85)      (5.63)      (0.49)          -       (1.37)
                                                        --------      --------    --------    --------    --------    --------
Net increase (decrease) in net asset value              $  (0.72)     $   1.90    $  (3.21)   $   2.81    $   4.73    $  (2.43)
                                                        --------      --------    --------    --------    --------    --------
Net asset value, end of period                          $  21.12      $  21.84    $  19.94    $  23.15    $  20.34    $  15.61
                                                        ========      ========    ========    ========    ========    ========
Total return*                                              13.52%        14.20%      10.95%      16.60%      30.30%      (6.85)%
Ratio of net expenses to average net assets+                1.87%**       1.90%       1.95%       2.11%       2.28%       2.20%
Ratio of net investment loss to average net assets+        (0.40)%**     (0.36)%     (0.68)%     (0.88)%     (0.68)%     (0.99)%
Portfolio turnover rate                                       56%**         91%         74%         59%         58%         65%
Net assets, end of period (in thousands)                $195,100      $188,847    $183,357    $105,778    $ 53,982    $ 34,605
Ratios with reduction for fees paid indirectly:
 Net expenses                                               1.86%**       1.89%       1.95%       2.11%       2.28%       2.20%
 Net investment loss                                       (0.39)%**     (0.35)%     (0.68)%     (0.88)%     (0.68)%     (0.99)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

30 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   11/1/06 to                 12/10/04 (a)
                                                  12/10/06 (c)   Year Ended      to
                                                  (unaudited)     10/31/06    10/31/05
INVESTOR CLASS
Net asset value, beginning of period                $ 25.40       $ 22.88     $ 24.00
                                                    -------       -------     -------
Increase from investment operations:
  Net investment income                             $  0.01       $  0.17     $  0.06
  Net realized and unrealized gain on
   investments                                         0.95          3.25        1.29
                                                    -------       -------     -------
   Net increase from investment operations          $  0.96       $  3.42     $  1.35
Distributions to shareowners:
  Net investment income                                   -         (0.05)          -
  Net realized gain                                   (3.30)        (0.85)      (2.47)
                                                    -------       -------     -------
Net increase (decrease) in net asset value          $ (2.34)      $  2.52     $ (1.12)
                                                    -------       -------     -------
Net asset value, end of period                      $ 23.06       $ 25.40     $ 22.88
                                                    =======       =======     =======
Total return*                                          4.48%        15.37%       5.39%(b)
Ratio of net expenses to average net assets+           0.90%**       0.86%       0.94%**
Ratio of net investment income to average
  net assets+                                          0.80%**       0.68%       0.24%**
Portfolio turnover rate                                  56%**         91%         74%
Net assets, end of period (in thousands)            $     -       $60,100     $63,680
Ratios with reduction for fees paid indirectly:
  Net expenses                                         0.84%**       0.85%       0.93%**
  Net investment income                                0.86%**       0.69%       0.25%**

(a)  Investor Class Shares were issued in reorganization on December 10, 2004.
(b)  Not annualized.
(c)  Investor Class Shares were converted to Class A shares on December 10,
     2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended       Year      Year       Year
                                                               4/30/07     Ended      Ended      Ended     4/1/03 (a) to
                                                             (unaudited)  10/31/06  10/31/05   10/31/04       10/31/03
CLASS R
Net asset value, beginning of period                          $ 25.06     $ 22.67   $ 25.46    $  22.25       $ 16.81
                                                              -------     -------   -------    --------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $  0.02     $  0.03   $ (0.01)   $   0.06       $     -
 Net realized and unrealized gain on investments                 3.08        3.23      2.85        3.74          5.44
                                                              -------     -------   -------    --------       -------
  Net increase from investment operations                     $  3.10     $  3.26   $  2.84    $   3.80       $  5.44
Distributions to shareowners:
 Net investment income                                          (0.08)      (0.02)        -           -             -
 Net realized gain                                              (3.30)      (0.85)    (5.63)      (0.59)            -
                                                              -------     -------   -------    --------       -------
Net increase (decrease) in net asset value                    $ (0.28)    $  2.39   $ (2.79)   $   3.21       $  5.44
                                                              -------     -------   -------    --------       -------
Net asset value, end of period                                $ 24.78     $ 25.06   $ 22.67    $  25.46       $ 22.25
                                                              =======     =======   =======    ========       =======
Total return*                                                   13.94%      14.79%    11.69%      17.50%        32.36%(b)
Ratio of net expenses to average net assets+                     1.20%**     1.38%     1.32%       1.34%         1.31%**
Ratio of net investment income (loss) to average net assets+     0.26%**     0.15%    (0.05)%     (0.16)%       (0.08)%**
Portfolio turnover rate                                            56%**       91%       74%         59%           58%
Net assets, end of period (in thousands)                      $57,946     $43,091   $17,702    $  3,271       $    40
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.19%**     1.37%     1.32%       1.34%         1.31%**
 Net investment income (loss)                                    0.27%**     0.16%    (0.05)%     (0.16)%       (0.08)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

32 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended          Year        Year        Year       Year      Year
                                                          4/30/07         Ended       Ended      Ended       Ended    Ended
                                                        (unaudited)     10/31/06    10/31/05    10/31/04   10/31/03  10/31/02
CLASS Y
Net asset value, beginning of period                      $  26.31      $  23.68    $  26.17    $ 22.73    $ 17.21   $ 19.50
                                                          --------      --------    --------    -------    -------   -------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.07      $   0.25    $   0.06    $  0.08    $  0.15   $  0.06
 Net realized and unrealized gain (loss) on investments       3.25          3.34        3.08       3.96       5.37     (0.98)
                                                          --------      --------    --------    -------    -------   -------
  Net increase (decrease) from investment operations      $   3.32      $   3.59    $   3.14    $  4.04    $  5.52   $ (0.92)
Distributions to shareowners:
 Net investment income                                       (0.21)        (0.11)          -          -          -         -
 Net realized gain                                           (3.30)        (0.85)      (5.63)     (0.60)         -     (1.37)
                                                          --------      --------    --------    -------    -------   -------
Net increase (decrease) in net asset value                $  (0.19)     $   2.63    $  (2.49)   $  3.44    $  5.52   $ (2.29)
                                                          --------      --------    --------    -------    -------   -------
Net asset value, end of period                            $  26.12      $  26.31    $  23.68    $ 26.17    $ 22.73   $ 17.21
                                                          ========      ========    ========    =======    =======   =======
Total return*                                                14.18%        15.59%      12.61%     18.23%     32.07%    (5.54)%
Ratio of net expenses to average net assets+                  0.70%**       0.62%       0.67%      0.78%      0.84%     0.84%
Ratio of net investment income to average net assets+         0.76%**       0.92%       0.62%      0.46%      0.76%     0.37%
Portfolio turnover rate                                         56%**         91%         74%        59%        58%       65%
Net assets, end of period (in thousands)                  $331,525      $291,513    $278,780    $50,081    $ 8,261   $ 6,318
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.70%**       0.61%       0.67%      0.78%      0.84%     0.83%
 Net investment income                                        0.76%**       0.93%       0.62%      0.46%      0.76%     0.38%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 33

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. As planned, on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2007 there were no securities fair valued. Temporary cash investments are valued at either amortized cost or net asset value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                     $ 13,855,700
Long-Term capital gain                                                92,798,900
                                                                    ------------
  Total                                                             $106,654,600
                                                                    ============
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2006:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                       $ 59,604,521
Undistributed long-term gain                                         304,032,356
Unrealized appreciation                                              254,032,715
                                                                    ------------
  Total                                                             $617,669,592
                                                                    ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $105,207 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2007.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in interest bearing bank deposits.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the performance of the Fund's Class A shares as compared with the Russell Midcap Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (i.e., the fee is further subject to a cap of 0.80% of average daily net assets assuming that the Fund is not large enough for any breakpoints to apply). For the six months ended April 30, 2007, the aggregate performance adjustment resulted in a decrease to the basic fee of $1,964,859. The management fee was equivalent to 0.55% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On April 30, 2007, $136,132 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $697,289 in transfer agent fees payable to PIMSS at April 30, 2007.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $87,653 in distribution fees payable to PFD at April 30, 2007.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2007, CDSCs in the amount of $142,779 were paid to PFD.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

5.   Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended April 30, 2007, expenses were reduced by $21,606 under these agreements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2007, the Fund's expenses were reduced by $120,013 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than October 31, 2007.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fifth quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the fourth quintile of the peer group for the three years ended June 30, 2006, the fourth quintile of the peer group for the five years ended June 30, 2006, and the fourth quintile of the peer group for the ten years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees, focusing on three-year total returns, concluded that the Fund underperformed relative to its peers.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the second quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of break points at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                          Officers
John F. Cogan, Jr., Chairman                      John F. Cogan, Jr., President
David R. Bock                                     Daniel K. Kingsbury, Executive
Mary K. Bush                                        Vice President
Margaret B.W. Graham                              Vincent Nave, Treasurer
Thomas J. Perna                                   Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on our web site at www.pioneerinvestments.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

48
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 29, 2007

* Print the name and title of each signing officer under his or her signature.